Leases - Detailed impact on the consolidated balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Non-current assets
Property, plant and equipment	£ 4,926	£ 4,691	£ 4,455	£ 4,089
Other financial assets	686	405	404
Current assets
Trade and other receivables	2,111	2,692	2,694
Current liabilities
Other financial liabilities	(389)	(371)	(307)
Trade and other payables	(3,683)	(4,189)	(4,202)
Non-current liabilities
Other financial liabilities	(393)	(311)	(124)
Provisions	£ (293)	(314)	£ (317)
Scenario adjustment | IFRS 16
Non-current assets
Property, plant and equipment		236
Other financial assets		1
Current assets
Trade and other receivables		(2)
Current liabilities
Other financial liabilities		(64)
Trade and other payables		13
Non-current liabilities
Other financial liabilities		(187)
Provisions		£ 3